Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)

2021				2020
For the years ended December 31,	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,155	$(202)	$953	$1,359	$(204)	$1,155
Unrealized gains (losses) on available-for-sale assets	632	(366)	266	313	319	632
Unrealized gains (losses) on cash flow hedges	(13)	6	(7)	(7)	(6)	(13)
Share of other comprehensive income (loss) in joint ventures and associates	(42)	(5)	(47)	(33)	(9)	(42)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(283)	(39)	(322)	(305)	22	(283)
Revaluation surplus on transfers to investment properties	145	—	145	145	—	145
Total	$1,594	$(606)	$988	$1,472	$122	$1,594
Total attributable to:
Participating policyholders	$5	$(3)	$2	$11	$(6)	$5
Shareholders	1,589	(603)	986	1,461	128	1,589
Total	$1,594	$(606)	$988	$1,472	$122	$1,594